SUPPLEMENT DATED APRIL 16, 2019

TO PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

The Franklin Founding Funds Allocation VIP Fund that is available as an investment option under your Policy will change its name to the Franklin Allocation VIP Fund on or about May 1, 2019.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.